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                                                              HARTFORD LIFE




                                                              SHARON LOGHMANI
                                                              LEGAL SPECIALIST


June 27, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life Insurance Company
         Separate Account Two - Director Elite variable annuity
         File No. 333-69485

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph
          (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

     2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on June 20, 2000.

If you have any additional questions, please feel free to contact me at
(860) 843-5910.

Sincerely yours,

/s/ Sharon Loghmani

Sharon Loghmani